ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)							6 Months Ended	12 Months Ended
	Apr. 11, 2024	Mar. 09, 2024	Sep. 28, 2021	Jul. 02, 2021	Jun. 28, 2021	Jun. 17, 2020	Mar. 31, 2023	Sep. 30, 2023	Mar. 29, 2023	Feb. 07, 2023	Sep. 30, 2022	Sep. 27, 2021	Sep. 08, 2021	Mar. 11, 2020	Jan. 09, 2020	Dec. 11, 2019	Sep. 16, 2019	Apr. 24, 2015	Apr. 23, 2006
Entity date of incorporation								Dec. 11, 2019
Ordinary shares, par value		$ 0.001						$ 0.001			$ 0.001					$ 0.0001
Gross proceeds from issuance initial public offering and over-allotment shares							$ 2,220,000	$ 2,027,574
Reverse stock split, description	1-for-10	1-for10				1-for-3 shares
Xian App Chem Bio Tech [Member]
Variable interest entity ownership percentage			100.00%
IPO [Member]
Ordinary shares, shares issued					220,000
Ordinary shares, par value					$ 0.001
Shares issued, price per share					$ 50.00
Over-Allotment Option [Member]
Ordinary shares, shares issued				33,000
Ordinary shares, par value				$ 0.001
Shares issued, price per share				$ 50.00
Initial Public Offering And Over Allotment Option [Member]
Gross proceeds from issuance initial public offering and over-allotment shares				$ 12,650,000
Underwriting discounts and other related expenses				$ 11,300,000
Balikun [Member]
Disposal operation, assets												$ 1.00
Tea Essence Limited [Member]
Entity date of incorporation								Jan. 09, 2020
Equity ownership								100.00%		100.00%					100.00%
Xian App Chem [Member]
Equity ownership																			100.00%
Xi'an DT [Member]
Entity date of incorporation								Apr. 24, 2015
Equity ownership								75.00%										75.00%
Tianjin YHX [Member]
Entity date of incorporation								Sep. 16, 2019
Equity ownership								51.00%									51.00%
App Chem Health [Member]
Entity date of incorporation								Apr. 17, 2006
Equity ownership								100.00%	100.00%					100.00%
Tianjin Yonghexiang Bio Tech Co Ltd [Member]
Equity ownership													100.00%